Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Committee view the link between the Company’s performance and its NEOs’ pay. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Executive Compensation.”

The table below presents information on the compensation of our chief executive officer(s) and our other NEOs in comparison to certain performance metrics for 2025, 2024 and 2023:

	Summary compensation table total for first PEO	Summary compensation table total for second PEO(2)(3)	Compensation actually paid to first PEO	Compensation actually paid to second PEO(2)(3)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid for non-PEO NEOs(2)(3)	Value of fixed $100 investment based on:	Net Income
Year							Total shareholder return(4)
2025	$4,162,171	$-	$3,770,513	$-	$2,896,950	$2,172,827	$1	$(94,967,000)
2024	$2,115,004	$2,682,079	$587,620	$1,151,329	$4,043,689	$1,524,182	$2	$(212,638,000)
2023	$797,800	$658,400	$(9,131,552)	$(9,270,952)	$3,081,641	$22,839	$6	$(679,200,000)

(1)
Amwell’s first principal executive officer for FY2023 through FY2025 was Dr. Ido Schoenberg. Amwell’s second principal executive officer for FY2023 through FY2024 was Dr. Roy Schoenberg. Amwell’s other, non-PEO, NEOs for FY2023 were Ms. Gotlib, Mr. Shepardson, Mr. Paunovich and Ms. Weiler. Amwell’s other, non-PEO, NEOs for FY2024 were Mr.
Shepardson, Mr. Hirschhorn, Ms. Gotlib, Mr. Knight and Ms. Weiler. Amwell’s other, non-PEO for FY2025 were Mr. Hirschhorn and Mr. Zamansky.
(2)
The below table represents the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg	NON-PEO NEOs
Compensation Element	2025	2025
SCT Reported Total Compensation	$4,162,171	$2,896,950
(i) Aggregate SCT Reported Equity Compensation (-)	$(1,294,331)	$(1,099,803)
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$900,165	$406,629
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$-	$(223,084)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$-	$192,135
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$2,508	$-
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-
Compensation Actually Paid Determination	$3,770,513	$2,172,827
(3)
Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(4)
Total shareholder return calculated based on an assumed $100 investment as of September 17, 2020 and the reinvestment of any issued dividends.

Named Executive Officers, Footnote
(1)
Amwell’s first principal executive officer for FY2023 through FY2025 was Dr. Ido Schoenberg. Amwell’s second principal executive officer for FY2023 through FY2024 was Dr. Roy Schoenberg. Amwell’s other, non-PEO, NEOs for FY2023 were Ms. Gotlib, Mr. Shepardson, Mr. Paunovich and Ms. Weiler. Amwell’s other, non-PEO, NEOs for FY2024 were Mr.
Shepardson, Mr. Hirschhorn, Ms. Gotlib, Mr. Knight and Ms. Weiler. Amwell’s other, non-PEO for FY2025 were Mr. Hirschhorn and Mr. Zamansky.

Non-PEO NEO Average Total Compensation Amount	$ 2,896,950	$ 4,043,689	$ 3,081,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,172,827	1,524,182	22,839
Equity Valuation Assumption Difference, Footnote
(3)
Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(4)
Total shareholder return calculated based on an assumed $100 investment as of September 17, 2020 and the reinvestment of any issued dividends.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 1	2	6
Adjustment to PEO and Non PEO Compensation Footnote [Text Block]
(2)
The below table represents the compensation actually paid calculation detail:

	First PEO - Ido Schoenberg	NON-PEO NEOs
Compensation Element	2025	2025
SCT Reported Total Compensation	$4,162,171	$2,896,950
(i) Aggregate SCT Reported Equity Compensation (-)	$(1,294,331)	$(1,099,803)
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$900,165	$406,629
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	$-	$(223,084)
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$-	$192,135
(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$2,508	$-
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$-	$-
Compensation Actually Paid Determination	$3,770,513	$2,172,827

Net Income (Loss)	$ (94,967,000)	(212,638,000)	(679,200,000)
Ido Schoenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,162,171	2,115,004	797,800
PEO Actually Paid Compensation Amount	$ 3,770,513	$ 587,620	$ (9,131,552)
PEO Name	Dr. Ido Schoenberg	Dr. Ido Schoenberg	Dr. Ido Schoenberg
Roy Schoenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,682,079	$ 658,400
PEO Actually Paid Compensation Amount		$ 1,151,329	$ (9,270,952)
PEO Name	Dr. Roy Schoenberg	Dr. Roy Schoenberg	Dr. Roy Schoenberg
PEO | Ido Schoenberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,294,331)
PEO | Ido Schoenberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,165
PEO | Ido Schoenberg [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,508
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,099,803)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,629
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,084)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 192,135